Interest and Finance Expense	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Interest and Finance Expense	25. INTEREST AND FINANCE EXPENSE

	2022	2021
Interest expense	$5,311	$3,660
Finance fees	2,311	5,068
Accretion expense (Note 16)	14,841	7,470
	$22,463	$16,198